Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Long Term-debt Maturities Repayments of Principal [Line Items]
2015	¥ 1,303,464
2016	963,462
2017	1,125,196
2018	391,004
2019	460,730
After five years	293,674
Long-term debt, noncurrent	3,234,066	2,710,845
Total	¥ 4,537,530	¥ 3,655,891